Schedule of Investments(a)
September 30, 2020
(Unaudited)
Principal Amount		Value
U.S. Dollar Denominated Bonds & Notes–40.76%
Advertising–0.53%
Interpublic Group of Cos., Inc. (The),
3.75%, 10/01/2021	$231,000	$238,373
4.20%, 04/15/2024	185,000	205,501
WPP Finance 2010 (United Kingdom), 3.75% , 09/19/2024	191,000	209,867
		653,741
Aerospace & Defense–0.51%
BAE Systems Holdings, Inc. (United Kingdom), 3.85% , 12/15/2025(b)	146,000	164,995
L3Harris Technologies, Inc., 3.85% , 06/15/2023	189,000	204,738
Northrop Grumman Corp., 4.75% , 06/01/2043	104,000	135,599
Raytheon Technologies Corp., 3.95% , 08/16/2025	114,000	129,738
		635,070
Agricultural & Farm Machinery–0.04%
Deere & Co., 3.10% , 04/15/2030	42,000	48,146
Agricultural Products–0.25%
Bunge Ltd. Finance Corp., 3.50% , 11/24/2020	313,000	314,381
Airlines–0.65%
Delta Air Lines Pass-Through Trust, Series 2020-1, Class AA, 2.00% , 06/10/2028	248,000	240,616
Delta Air Lines, Inc./SkyMiles IP Ltd.,
4.50%, 10/20/2025(b)	204,000	209,532
4.75%, 10/20/2028(b)	341,000	354,293
		804,441
Apparel Retail–0.39%
Ross Stores, Inc.,
3.38%, 09/15/2024	209,000	225,119
4.60%, 04/15/2025	224,000	258,204
		483,323
Application Software–0.05%
Autodesk, Inc., 4.38% , 06/15/2025	58,000	66,569
Asset Management & Custody Banks–0.71%
Ameriprise Financial, Inc., 3.00% , 04/02/2025	172,000	188,414
Apollo Management Holdings L.P., 2.65% , 06/05/2030(b)	167,000	167,503
Bank of New York Mellon Corp. (The), Series G, 4.70%(c)(d)	236,000	250,986
Brookfield Asset Management, Inc. (Canada), 4.00% , 01/15/2025	150,000	168,393
Carlyle Finance Subsidiary LLC, 3.50% , 09/19/2029(b)	95,000	103,555
		878,851
Principal Amount		Value
Automobile Manufacturers–1.61%
Daimler Finance North America LLC (Germany), 2.55% , 08/15/2022(b)	$319,000	$329,753
General Motors Financial Co., Inc.,
4.20%, 11/06/2021	230,000	237,432
4.15%, 06/19/2023	184,000	195,393
Hyundai Capital America,
5.75%, 04/06/2023(b)	231,000	256,365
4.13%, 06/08/2023(b)	188,000	202,549
2.38%, 10/15/2027(b)	138,000	138,143
Nissan Motor Acceptance Corp., 3.65% , 09/21/2021(b)	310,000	316,252
Volkswagen Group of America Finance LLC (Germany), 4.00% , 11/12/2021(b)	298,000	309,209
		1,985,096
Biotechnology–0.34%
AbbVie, Inc.,
3.85%, 06/15/2024(b)	231,000	253,249
2.95%, 11/21/2026(b)	68,000	74,176
4.05%, 11/21/2039(b)	76,000	87,033
		414,458
Brewers–0.30%
Anheuser-Busch InBev Worldwide, Inc. (Belgium), 8.20% , 01/15/2039	111,000	180,747
Bacardi Ltd. (Bermuda), 4.70% , 05/15/2028(b)	163,000	189,568
		370,315
Broadcasting–0.21%
Discovery Communications LLC, 4.00% , 09/15/2055(b)	131,000	132,474
Fox Corp., 3.05% , 04/07/2025	62,000	67,977
ViacomCBS, Inc., 4.38% , 03/15/2043	60,000	63,777
		264,228
Building Products–0.17%
Carrier Global Corp., 2.24% , 02/15/2025(b)	206,000	214,942
Cable & Satellite–0.76%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 5.13% , 07/01/2049	63,000	73,129
Comcast Corp.,
4.00%, 03/01/2048	64,000	77,500
2.80%, 01/15/2051	166,000	167,351
2.45%, 08/15/2052	177,000	166,367
2.65%, 08/15/2062	218,000	208,420
Cox Communications, Inc.,
1.80%, 10/01/2030(b)	68,000	67,153
2.95%, 10/01/2050(b)	108,000	103,871

See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer V.I. Total Return Bond Fund

Principal Amount		Value
Cable & Satellite–(continued)
Time Warner Cable LLC, 4.50% , 09/15/2042	$64,000	$69,494
		933,285
Communications Equipment–0.18%
British Telecommunications PLC (United Kingdom), 4.50% , 12/04/2023	201,000	222,618
Consumer Finance–0.62%
American Express Co.,
3.13% , 05/20/2026	112,000	125,121
Series C, 3.54% (3 mo. USD LIBOR + 3.29%)(d)(e)	226,000	204,740
Capital One Financial Corp., 3.80% , 01/31/2028	53,000	59,224
Discover Bank, 4.65% , 09/13/2028	116,000	136,630
Discover Financial Services, 3.75% , 03/04/2025	67,000	72,826
Synchrony Financial, 4.25% , 08/15/2024	150,000	163,080
		761,621
Data Processing & Outsourced Services–0.08%
Global Payments, Inc., 3.20% , 08/15/2029	91,000	99,528
Distillers & Vintners–0.26%
Pernod Ricard S.A. (France), 4.25% , 07/15/2022(b)	307,000	326,674
Diversified Banks–6.29%
Bank of America Corp.,
3.82%, 01/20/2028(c)	110,000	124,774
4.27%, 07/23/2029(c)	150,000	176,006
2.59%, 04/29/2031(c)	144,000	152,450
1.90%, 07/23/2031(c)	341,000	340,560
7.75%, 05/14/2038	232,000	384,899
Bank of Montreal (Canada), Series E, 3.30% , 02/05/2024	146,000	158,246
BBVA Bancomer S.A. (Mexico), 1.88% , 09/18/2025(b)	200,000	195,650
BBVA USA, 2.50% , 08/27/2024	255,000	265,473
BNP Paribas S.A. (France), 2.59% , 08/12/2035(b)(c)	200,000	194,667
BPCE S.A. (France), 4.50% , 03/15/2025(b)	185,000	204,798
Citigroup, Inc.,
3.11%, 04/08/2026(c)	197,000	212,257
4.08%, 04/23/2029(c)	151,000	173,823
4.41%, 03/31/2031(c)	166,000	199,487
Series U, 5.00%(c)(d)	249,000	248,257
Series V, 4.70%(c)(d)	165,000	159,741
Credit Agricole S.A. (France), 4.38% , 03/17/2025(b)	310,000	342,823
Danske Bank A/S (Denmark), 3.24% , 12/20/2025(b)(c)	200,000	213,156
HSBC Holdings PLC (United Kingdom),
3.95%, 05/18/2024(c)	103,000	110,220
1.65%, 04/18/2026(c)	202,000	201,650
Principal Amount		Value
Diversified Banks–(continued)
JPMorgan Chase & Co.,
3.80%, 07/23/2024(c)	$225,000	$243,885
2.08%, 04/22/2026(c)	257,000	268,829
3.78%, 02/01/2028(c)	200,000	226,359
3.54%, 05/01/2028(c)	153,000	171,655
2.96%, 05/13/2031(c)	193,000	206,820
3.11%, 04/22/2041(c)	159,000	173,937
Mitsubishi UFJ Financial Group, Inc. (Japan), 3.74% , 03/07/2029	117,000	134,383
National Australia Bank Ltd. (Australia), 3.93% , 08/02/2034(b)(c)	153,000	170,279
Royal Bank of Canada (Canada), 3.70% , 10/05/2023	161,000	175,964
Sumitomo Mitsui Financial Group, Inc. (Japan),
1.47%, 07/08/2025	200,000	203,962
2.14%, 09/23/2030	391,000	385,738
Truist Bank, 2.64% , 09/17/2029(c)	390,000	404,742
U.S. Bancorp,
Series W, 3.10% , 04/27/2026	145,000	161,298
1.38% , 07/22/2030	139,000	138,303
Wells Fargo & Co.,
2.19%, 04/30/2026(c)	75,000	78,011
3.58%, 05/22/2028(c)	152,000	170,275
3.07%, 04/30/2041(c)	107,000	111,510
4.75%, 12/07/2046	114,000	142,661
Westpac Banking Corp. (Australia), 2.89% , 02/04/2030(c)	137,000	142,041
		7,769,589
Diversified Capital Markets–0.97%
Credit Suisse AG (Switzerland), 3.63% , 09/09/2024	189,000	209,385
Credit Suisse Group AG (Switzerland),
4.19%, 04/01/2031(b)(c)	250,000	289,124
5.10%(b)(c)(d)	201,000	194,216
Credit Suisse Group Funding Guernsey Ltd. (Switzerland), 4.55% , 04/17/2026	147,000	171,401
UBS Group AG (Switzerland),
4.13%, 04/15/2026(b)	153,000	176,690
4.25%, 03/23/2028(b)	135,000	156,733
		1,197,549
Diversified Chemicals–0.22%
Dow Chemical Co. (The), 3.63% , 05/15/2026	133,000	147,859
Eastman Chemical Co., 3.50% , 12/01/2021	116,000	119,579
		267,438
Diversified Metals & Mining–0.53%
Anglo American Capital PLC (South Africa),
3.63%, 09/11/2024(b)	83,000	89,344
5.38%, 04/01/2025(b)	231,000	265,751
5.63%, 04/01/2030(b)	240,000	295,169
		650,264
Diversified REITs–0.34%
Brixmor Operating Partnership L.P.,
4.13%, 05/15/2029	95,000	103,187
4.05%, 07/01/2030	144,000	154,736
See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer V.I. Total Return Bond Fund

Principal Amount		Value
Diversified REITs–(continued)
CyrusOne L.P./CyrusOne Finance Corp., 2.15% , 11/01/2030	$163,000	$159,675
		417,598
Drug Retail–0.15%
Walgreen Co., 3.10% , 09/15/2022	179,000	187,456
Education Services–0.10%
Brown University in Providence in the State of Rhode Island and Providence Plant, Series A, 2.92% , 09/01/2050	110,000	120,132
Electric Utilities–1.31%
AEP Texas, Inc., 3.95% , 06/01/2028(b)	162,000	187,377
Consolidated Edison Co. of New York, Inc., Series 20A, 3.35% , 04/01/2030	25,000	28,862
EDP Finance B.V. (Portugal), 3.63% , 07/15/2024(b)	219,000	238,962
Emera US Finance L.P. (Canada), 2.70% , 06/15/2021	168,000	170,335
Enel Finance International N.V. (Italy), 2.88% , 05/25/2022(b)	309,000	318,956
Eversource Energy, Series Q, 0.80% , 08/15/2025	35,000	34,875
FirstEnergy Corp.,
Series A, 1.60% , 01/15/2026	27,000	26,860
Series B, 3.90%, 07/15/2027	104,000	114,455
2.25%, 09/01/2030	72,000	70,492
Fortis, Inc. (Canada), 3.06% , 10/04/2026	75,000	82,078
Mid-Atlantic Interstate Transmission LLC, 4.10% , 05/15/2028(b)	95,000	107,437
Southern Co. (The), Series B, 4.00% , 01/15/2051(c)	239,000	239,934
		1,620,623
Electronic Components–0.05%
Corning, Inc., 5.45% , 11/15/2079	50,000	63,843
Electronic Manufacturing Services–0.16%
Jabil, Inc., 3.00% , 01/15/2031	192,000	196,394
Financial Exchanges & Data–0.41%
Intercontinental Exchange, Inc., 3.00% , 09/15/2060	192,000	195,209
Moody’s Corp.,
3.25%, 05/20/2050	64,000	68,680
2.55%, 08/18/2060	53,000	49,281
S&P Global, Inc.,
1.25%, 08/15/2030	128,000	126,186
2.30%, 08/15/2060	68,000	61,202
		500,558
Gas Utilities–0.05%
East Ohio Gas Co. (The), 1.30% , 06/15/2025(b)	55,000	56,111
Health Care Equipment–0.09%
Becton, Dickinson and Co., 3.70% , 06/06/2027	97,000	109,994
Principal Amount		Value
Health Care REITs–0.46%
Healthcare Trust of America Holdings L.P.,
3.50%, 08/01/2026	$130,000	$144,860
2.00%, 03/15/2031	143,000	140,313
Healthpeak Properties, Inc., 3.00% , 01/15/2030	177,000	191,169
Welltower, Inc., 2.70% , 02/15/2027	83,000	87,668
		564,010
Health Care Services–0.85%
Cigna Corp., 4.13% , 11/15/2025	146,000	167,559
CVS Health Corp.,
1.30%, 08/21/2027	196,000	193,323
2.70%, 08/21/2040	85,000	81,673
Fresenius Medical Care US Finance II, Inc. (Germany), 5.88% , 01/31/2022(b)	191,000	203,240
New York and Presbyterian Hospital (The),
2.26%, 08/01/2040	94,000	89,739
2.61%, 08/01/2060	138,000	134,043
Texas Health Resources, 2.33% , 11/15/2050	196,000	183,024
		1,052,601
Home Improvement Retail–0.07%
Lowe’s Cos., Inc., 4.50% , 04/15/2030	72,000	89,117
Homebuilding–0.15%
D.R. Horton, Inc., 4.75% , 02/15/2023	172,000	186,334
Industrial Conglomerates–0.14%
GE Capital International Funding Co. Unlimited Co., 3.37% , 11/15/2025	163,000	174,116
Industrial REITs–0.07%
Lexington Realty Trust, 2.70% , 09/15/2030	79,000	80,651
Insurance Brokers–0.11%
Brown & Brown, Inc., 2.38% , 03/15/2031	55,000	55,617
Marsh & McLennan Cos., Inc., 4.35% , 01/30/2047	64,000	82,645
		138,262
Integrated Oil & Gas–0.40%
Chevron USA, Inc., 2.34% , 08/12/2050	59,000	55,323
Gray Oak Pipeline LLC, 2.60% , 10/15/2025(b)	171,000	171,750
Occidental Petroleum Corp.,
2.90%, 08/15/2024	267,000	227,030
4.50%, 07/15/2044	49,000	35,280
		489,383
See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer V.I. Total Return Bond Fund

Principal Amount		Value
Integrated Telecommunication Services–1.08%
AT&T, Inc.,
4.30%, 02/15/2030	$142,000	$168,380
3.10%, 02/01/2043	206,000	202,090
4.35%, 06/15/2045	20,000	22,475
4.50%, 03/09/2048	69,000	79,031
3.50%, 09/15/2053(b)	351,000	343,610
3.55%, 09/15/2055(b)	62,000	59,600
3.65%, 09/15/2059(b)	12,000	11,647
3.50%, 02/01/2061	133,000	126,817
Deutsche Telekom International Finance B.V. (Germany), 4.38% , 06/21/2028(b)	149,000	176,780
Verizon Communications, Inc., 4.52% , 09/15/2048	109,000	143,290
		1,333,720
Interactive Home Entertainment–0.18%
Activision Blizzard, Inc., 2.50% , 09/15/2050	244,000	224,569
Interactive Media & Services–0.17%
Alphabet, Inc.,
1.90%, 08/15/2040	41,000	39,469
2.25%, 08/15/2060	184,000	174,537
		214,006
Internet & Direct Marketing Retail–0.27%
Amazon.com, Inc., 0.80% , 06/03/2025	194,000	196,036
Expedia Group, Inc., 4.63% , 08/01/2027(b)	132,000	138,906
		334,942
Internet Services & Infrastructure–0.25%
VeriSign, Inc.,
5.25%, 04/01/2025	99,000	109,653
4.75%, 07/15/2027	190,000	201,756
		311,409
Investment Banking & Brokerage–1.09%
Goldman Sachs Group, Inc. (The),
3.50%, 04/01/2025	175,000	193,365
3.75%, 02/25/2026	101,000	113,786
3.50%, 11/16/2026	101,000	111,736
Morgan Stanley,
5.00%, 11/24/2025	189,000	221,946
2.19%, 04/28/2026(c)	129,000	135,240
4.43%, 01/23/2030(c)	142,000	170,092
3.62%, 04/01/2031(c)	166,000	190,002
Raymond James Financial, Inc.,
3.63%, 09/15/2026	93,000	107,374
4.65%, 04/01/2030	83,000	101,064
		1,344,605
Life & Health Insurance–1.53%
AIA Group Ltd. (Hong Kong), 3.20% , 09/16/2040(b)	200,000	207,026
Athene Global Funding, 2.95% , 11/12/2026(b)	261,000	275,198
Athene Holding Ltd., 6.15% , 04/03/2030	181,000	215,062
Belrose Funding Trust, 2.33% , 08/15/2030(b)	143,000	141,529
Principal Amount		Value
Life & Health Insurance–(continued)
Lincoln National Corp., 3.80% , 03/01/2028	$114,000	$131,408
Manulife Financial Corp. (Canada), 4.06% , 02/24/2032(c)	137,000	148,442
MetLife, Inc., Series G, 3.85%(c)(d)	171,000	170,786
Pacific LifeCorp, 3.35% , 09/15/2050(b)	183,000	183,914
Prudential Financial, Inc., 5.20% , 03/15/2044(c)	223,000	236,530
Reliance Standard Life Global Funding II, 2.75% , 01/21/2027(b)	178,000	186,137
		1,896,032
Managed Health Care–0.65%
Anthem, Inc., 3.13% , 05/15/2022	188,000	196,148
Children’s Hospital, Series 2020, 2.93% , 07/15/2050	98,000	95,605
Community Health Network, Inc., Series 20-A, 3.10% , 05/01/2050	208,000	199,370
Hackensack Meridian Health, Inc.,
Series 2020, 2.68%, 09/01/2041	91,000	90,748
2.88%, 09/01/2050	88,000	86,461
MultiCare Health System, 2.80% , 08/15/2050	132,000	130,139
		798,471
Multi-Utilities–0.70%
Ameren Corp.,
2.50%, 09/15/2024	123,000	130,465
3.50%, 01/15/2031	85,000	97,357
CenterPoint Energy, Inc., 4.25% , 11/01/2028	87,000	103,736
Dominion Energy, Inc.,
2.72% , 08/15/2021(f)	203,000	206,804
Series C, 3.38% , 04/01/2030	140,000	158,083
DTE Energy Co.,
Series H, 0.55% , 11/01/2022	93,000	93,015
Series F, 1.05% , 06/01/2025	74,000	74,221
		863,681
Office REITs–0.27%
Highwoods Realty L.P., 2.60% , 02/01/2031	41,000	40,731
Office Properties Income Trust, 4.50% , 02/01/2025	284,000	287,610
		328,341
Oil & Gas Exploration & Production–0.59%
Canadian Natural Resources Ltd. (Canada), 2.05% , 07/15/2025	257,000	262,481
Concho Resources, Inc., 2.40% , 02/15/2031	59,000	56,557
EQT Corp., 3.00% , 10/01/2022	177,000	173,238
Pioneer Natural Resources Co., 1.90% , 08/15/2030	256,000	240,932
		733,208
Oil & Gas Storage & Transportation–1.64%
Energy Transfer Operating L.P., 4.25% , 03/15/2023	145,000	150,945
Enterprise Products Operating LLC, 4.20% , 01/31/2050	68,000	72,443
See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer V.I. Total Return Bond Fund

Principal Amount		Value
Oil & Gas Storage & Transportation–(continued)
Kinder Morgan Energy Partners L.P., 5.80% , 03/01/2021	$124,000	$126,713
Kinder Morgan, Inc.,
2.00%, 02/15/2031	110,000	105,987
5.20%, 03/01/2048	79,000	92,857
3.25%, 08/01/2050	58,000	52,717
MPLX L.P.,
1.34%, (3 mo. USD LIBOR + 1.10%), 09/09/2022(e)	149,000	149,008
1.75%, 03/01/2026	177,000	176,916
4.25%, 12/01/2027	116,000	130,541
2.65%, 08/15/2030	187,000	183,784
ONEOK, Inc.,
5.85%, 01/15/2026	65,000	74,826
6.35%, 01/15/2031	247,000	287,882
Sabine Pass Liquefaction LLC, 4.20% , 03/15/2028	97,000	105,362
Sunoco Logistics Partners Operations L.P., 4.00% , 10/01/2027	115,000	117,480
Williams Cos., Inc. (The), 3.70% , 01/15/2023	189,000	199,869
		2,027,330
Other Diversified Financial Services–0.64%
Blackstone Holdings Finance Co. LLC,
3.15%, 10/02/2027(b)	72,000	79,963
1.60%, 03/30/2031(b)	256,000	252,395
2.80%, 09/30/2050(b)	118,000	115,979
Equitable Holdings, Inc.,
4.35% , 04/20/2028	97,000	110,589
Series B, 4.95%(c)(d)	113,000	115,543
KKR Group Finance Co. VIII LLC, 3.50% , 08/25/2050(b)	112,000	114,389
		788,858
Packaged Foods & Meats–0.75%
Conagra Brands, Inc.,
3.80%, 10/22/2021	221,000	228,604
4.60%, 11/01/2025	179,000	208,035
Mondelez International Holdings Netherlands B.V., 2.00% , 10/28/2021(b)	319,000	324,095
Tyson Foods, Inc., 3.90% , 09/28/2023	150,000	164,082
		924,816
Paper Packaging–0.14%
Packaging Corp. of America, 3.65% , 09/15/2024	162,000	177,697
Paper Products–0.12%
Georgia-Pacific LLC, 1.75% , 09/30/2025(b)	145,000	151,250
Pharmaceuticals–1.00%
AstraZeneca PLC (United Kingdom),
0.70%, 04/08/2026	89,000	87,435
1.38%, 08/06/2030	118,000	115,149
Bayer US Finance II LLC (Germany), 3.88% , 12/15/2023(b)	313,000	342,382
Elanco Animal Health, Inc., 5.90% , 08/28/2028	137,000	158,749
Principal Amount		Value
Pharmaceuticals–(continued)
Merck & Co., Inc., 0.75% , 02/24/2026	$127,000	$127,487
Mylan, Inc., 3.13% , 01/15/2023(b)	183,000	192,738
Royalty Pharma PLC,
1.20%, 09/02/2025(b)	72,000	71,857
1.75%, 09/02/2027(b)	65,000	65,049
2.20%, 09/02/2030(b)	80,000	79,709
		1,240,555
Property & Casualty Insurance–0.59%
Arch Capital Group Ltd., 3.64% , 06/30/2050	101,000	108,929
CNA Financial Corp., 3.45% , 08/15/2027	142,000	159,697
Fidelity National Financial, Inc.,
3.40%, 06/15/2030	128,000	137,846
2.45%, 03/15/2031	191,000	189,708
W.R. Berkley Corp., 4.00% , 05/12/2050	110,000	131,261
		727,441
Railroads–0.26%
Union Pacific Corp.,
2.15%, 02/05/2027	136,000	144,918
2.40%, 02/05/2030	169,000	182,309
		327,227
Real Estate Development–0.10%
Piedmont Operating Partnership L.P., 3.15% , 08/15/2030	130,000	127,638
Regional Banks–1.37%
Citizens Financial Group, Inc.,
2.50%, 02/06/2030	130,000	137,911
3.25%, 04/30/2030	80,000	88,464
Fifth Third Bancorp, 2.55% , 05/05/2027	108,000	116,475
Fifth Third Bank N.A., 3.85% , 03/15/2026	168,000	191,894
Huntington Bancshares, Inc., 4.00% , 05/15/2025	189,000	215,535
KeyCorp,
4.15%, 10/29/2025	60,000	69,068
2.25%, 04/06/2027	189,000	200,207
PNC Financial Services Group, Inc. (The), 3.15% , 05/19/2027	140,000	155,677
Santander Holdings USA, Inc., 3.50% , 06/07/2024	151,000	162,021
Synovus Financial Corp., 3.13% , 11/01/2022	107,000	110,060
Zions Bancorporation N.A., 3.25% , 10/29/2029	250,000	250,423
		1,697,735
Residential REITs–0.41%
Essex Portfolio L.P.,
3.00%, 01/15/2030	88,000	94,729
1.65%, 01/15/2031	88,000	85,880
2.65%, 09/01/2050	156,000	147,054
Mid-America Apartments L.P., 1.70% , 02/15/2031	59,000	58,240
See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer V.I. Total Return Bond Fund

Principal Amount		Value
Residential REITs–(continued)
Spirit Realty L.P., 3.20% , 01/15/2027	$123,000	$124,687
		510,590
Restaurants–0.02%
McDonald’s Corp., 3.30% , 07/01/2025	26,000	28,949
Retail REITs–1.19%
Kimco Realty Corp.,
1.90%, 03/01/2028	220,000	217,619
2.70%, 10/01/2030	107,000	108,876
Kite Realty Group L.P., 4.00% , 10/01/2026	127,000	122,458
Realty Income Corp., 3.25% , 01/15/2031	146,000	161,187
Regency Centers L.P., 2.95% , 09/15/2029	145,000	150,238
Retail Properties of America, Inc., 4.75% , 09/15/2030	126,000	126,401
Scentre Group Trust 2 (Australia),
4.75%, 09/24/2080(b)(c)	366,000	363,569
5.13%, 09/24/2080(b)(c)	226,000	222,303
		1,472,651
Semiconductor Equipment–0.15%
NXP B.V./NXP Funding LLC/NXP USA, Inc. (Netherlands),
2.70%, 05/01/2025(b)	46,000	48,751
3.88%, 06/18/2026(b)	122,000	136,886
		185,637
Semiconductors–1.17%
Analog Devices, Inc., 2.95% , 04/01/2025	73,000	79,463
Broadcom, Inc.,
2.25%, 11/15/2023	191,000	198,707
4.70%, 04/15/2025	235,000	267,254
3.15%, 11/15/2025	196,000	211,647
4.15%, 11/15/2030	198,000	222,748
QUALCOMM, Inc.,
2.15%, 05/20/2030	219,000	229,941
3.25%, 05/20/2050	213,000	237,126
		1,446,886
Soft Drinks–0.16%
Keurig Dr Pepper, Inc., 4.06% , 05/25/2023	180,000	195,849
Specialized REITs–0.73%
Agree L.P., 2.90% , 10/01/2030	57,000	58,994
American Tower Corp.,
3.00%, 06/15/2023	155,000	164,219
4.00%, 06/01/2025	99,000	111,416
1.30%, 09/15/2025	114,000	115,378
Crown Castle International Corp., 3.30% , 07/01/2030	62,000	67,810
Life Storage L.P., 2.20% , 10/15/2030	64,000	64,027
Principal Amount		Value
Specialized REITs–(continued)
Simon Property Group L.P.,
3.50%, 09/01/2025	$50,000	$54,833
2.65%, 07/15/2030	148,000	149,075
3.80%, 07/15/2050	110,000	111,769
		897,521
Technology Hardware, Storage & Peripherals–0.85%
Apple, Inc.,
4.38%, 05/13/2045	112,000	149,879
2.55%, 08/20/2060	637,000	638,513
Dell International LLC/EMC Corp., 5.30% , 10/01/2029(b)	226,000	259,253
		1,047,645
Thrifts & Mortgage Finance–0.14%
Nationwide Building Society (United Kingdom), 3.96% , 07/18/2030(b)(c)	150,000	169,456
Tobacco–1.09%
Altria Group, Inc., 3.49% , 02/14/2022	123,000	127,944
BAT Capital Corp. (United Kingdom),
2.26%, 03/25/2028	158,000	158,651
2.73%, 03/25/2031	101,000	100,260
3.98%, 09/25/2050	185,000	181,511
BAT International Finance PLC (United Kingdom),
3.25%, 06/07/2022(b)	187,000	194,991
1.67%, 03/25/2026	172,000	172,765
Imperial Brands Finance PLC (United Kingdom), 3.75% , 07/21/2022(b)	308,000	322,004
Philip Morris International, Inc., 1.50% , 05/01/2025	88,000	90,900
		1,349,026
Trucking–0.69%
Penske Truck Leasing Co. L.P./PTL Finance Corp.,
3.65%, 07/29/2021(b)	110,000	112,610
4.00%, 07/15/2025(b)	148,000	166,779
3.40%, 11/15/2026(b)	178,000	194,953
Ryder System, Inc.,
2.50%, 09/01/2024	95,000	99,936
4.63%, 06/01/2025	177,000	203,480
3.35%, 09/01/2025	65,000	71,324
		849,082
Wireless Telecommunication Services–0.19%
T-Mobile USA, Inc., 3.50% , 04/15/2025(b)	216,000	237,215
Total U.S. Dollar Denominated Bonds & Notes (Cost $47,457,077)		50,373,348
See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer V.I. Total Return Bond Fund

Principal Amount		Value

Asset-Backed Securities–20.40%
American Credit Acceptance Receivables Trust,
Series 2017-4, Class D, 3.57%, 01/10/2024(b)	$191,796	$194,969
Series 2018-2, Class C, 3.70%, 07/10/2024(b)	114,632	115,560
Series 2018-3, Class D, 4.14%, 10/15/2024(b)	25,000	25,722
Series 2018-4, Class C, 3.97%, 01/13/2025(b)	169,663	172,088
Series 2019-3, Class C, 2.76%, 09/12/2025(b)	160,000	163,086
AmeriCredit Automobile Receivables Trust,
Series 2017-2, Class D, 3.42%, 04/18/2023	300,000	308,086
Series 2017-4, Class D, 3.08%, 12/18/2023	190,000	196,544
Series 2018-3, Class C, 3.74%, 10/18/2024	260,000	275,226
Series 2019-2, Class C, 2.74%, 04/18/2025	100,000	104,401
Series 2019-2, Class D, 2.99%, 06/18/2025	280,000	294,888
Series 2019-3, Class D, 2.58%, 09/18/2025	135,000	137,611
Angel Oak Mortgage Trust,
Series 2020-1, Class A1, 2.47%, 12/25/2059(b)(g)	149,123	150,787
Series 2020-3, Class A1, 1.69%, 04/25/2065(b)(g)	425,279	428,713
Banc of America Funding Trust,
Series 2007-1, Class 1A3, 6.00%, 01/25/2037	56,468	55,378
Series 2007-C, Class 1A4, 3.93%, 05/20/2036(g)	19,358	18,888
Banc of America Mortgage Trust, Series 2007-1, Class 1A24, 6.00%, 03/25/2037	39,995	39,928
Bank, Series 2019-BNK16, Class XA, 1.12%, 02/15/2052(g)	1,571,465	100,361
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2005-9, Class A1, 2.41% (1 yr. U.S. Treasury Yield Curve Rate + 2.30%), 10/25/2035(e)	46,942	47,233
Series 2006-1, Class A1, 3.84% (1 yr. U.S. Treasury Yield Curve Rate + 2.25%), 02/25/2036(e)	60,420	61,037
Benchmark Mortgage Trust, Series 2018-B1, Class XA, 0.66%, 01/15/2051(g)	1,772,581	53,297
Capital Auto Receivables Asset Trust,
Series 2017-1, Class D, 3.15%, 02/20/2025(b)	40,000	40,813
Series 2018-2, Class B, 3.48%, 10/20/2023(b)	120,000	121,623
Series 2018-2, Class C, 3.69%, 12/20/2023(b)	115,000	117,362
Capital Lease Funding Securitization L.P., Series 1997-CTL1, Class IO, 1.51%, 06/22/2024(b)	64,057	819
Principal Amount		Value

CarMax Auto Owner Trust,
Series 2017-1, Class D, 3.43%, 07/17/2023	$230,000	$232,239
Series 2017-4, Class D, 3.30%, 05/15/2024	100,000	102,599
CCG Receivables Trust,
Series 2018-1, Class B, 3.09%, 06/16/2025(b)	85,000	86,262
Series 2018-2, Class C, 3.87%, 12/15/2025(b)	60,000	62,132
Series 2019-2, Class B, 2.55%, 03/15/2027(b)	105,000	107,215
Series 2019-2, Class C, 2.89%, 03/15/2027(b)	100,000	101,782
CD Mortgage Trust, Series 2017-CD6, Class XA, 1.07%, 11/13/2050(g)	716,499	30,519
Chase Home Lending Mortgage Trust, Series 2019-ATR1, Class A15, 4.00%, 04/25/2049(b)(g)	34,273	35,195
Chase Mortgage Finance Trust, Series 2005-A2, Class 1A3, 3.86%, 01/25/2036(g)	55,985	53,678
CHL Mortgage Pass-Through Trust,
Series 2005-17, Class 1A8, 5.50%, 09/25/2035	6,087	6,069
Series 2005-26, Class 1A8, 5.50%, 11/25/2035	47,809	41,182
Series 2005-JA, Class A7, 5.50%, 11/25/2035	5,170	5,160
Citigroup Commercial Mortgage Trust,
Series 2013-GC17, Class XA, 1.18%, 11/10/2046(g)	379,813	10,245
Series 2014-GC21, Class AAB, 3.48%, 05/10/2047	71,243	74,586
Series 2017-C4, Class XA, 1.25%, 10/12/2050(g)	2,041,040	112,926
Citigroup Mortgage Loan Trust, Inc., Series 2006-AR1, Class 1A1, 3.88% (1 yr. U.S. Treasury Yield Curve Rate + 2.40%), 10/25/2035(e)	152,305	153,017
CNH Equipment Trust,
Series 2017-C, Class B, 2.54%, 05/15/2025	65,000	66,164
Series 2019-A, Class A4, 3.22%, 01/15/2026	125,000	132,947
COLT Mortgage Loan Trust,
Series 2020-1, Class A1, 2.49%, 02/25/2050(b)(g)	319,176	323,386
Series 2020-2, Class A1, 1.85%, 03/25/2065(b)(g)	234,559	236,800
COMM Mortgage Trust,
Series 2013-CR6, Class AM, 3.15%, 03/10/2046(b)	245,000	253,978
Series 2014-CR21, Class AM, 3.99%, 12/10/2047	715,000	784,278
Series 2014-LC15, Class AM, 4.20%, 04/10/2047	170,000	185,414
Commercial Mortgage Trust,
Series 2012-CR5, Class XA, 1.66%, 12/10/2045(g)	1,891,879	52,501
Series 2014-CR20, Class ASB, 3.31%, 11/10/2047	53,709	56,247
Series 2014-UBS6, Class AM, 4.05%, 12/10/2047	475,000	521,310
See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer V.I. Total Return Bond Fund

Principal Amount		Value

CPS Auto Receivables Trust, Series 2018-B, Class B, 3.23%, 07/15/2022(b)	$5,331	$5,337
Credit Suisse Mortgage Trust, Series 2006-6, Class 1A4, 6.00%, 07/25/2036	118,004	94,600
CSAIL Commercial Mortgage Trust, Series 2020-C19, Class A3, 2.56%, 03/15/2053	637,000	689,441
Dell Equipment Finance Trust,
Series 2018-1, Class B, 3.34%, 06/22/2023(b)	80,000	81,083
Series 2019-1, Class C, 3.14%, 03/22/2024(b)	325,000	333,857
Series 2019-2, Class D, 2.48%, 04/22/2025(b)	115,000	116,497
Drive Auto Receivables Trust,
Series 2016-CA, Class D, 4.18%, 03/15/2024(b)	92,649	94,341
Series 2017-1, Class D, 3.84%, 03/15/2023	185,736	188,046
Series 2018-1, Class D, 3.81%, 05/15/2024	161,609	165,228
Series 2018-2, Class D, 4.14%, 08/15/2024	215,000	223,313
Series 2018-3, Class D, 4.30%, 09/16/2024	200,000	209,179
Series 2018-5, Class C, 3.99%, 01/15/2025	210,000	216,750
Series 2019-1, Class C, 3.78%, 04/15/2025	345,000	354,607
DT Auto Owner Trust,
Series 2017-1A, Class D, 3.55%, 11/15/2022(b)	22,693	22,773
Series 2017-2A, Class D, 3.89%, 01/15/2023(b)	45,399	45,718
Series 2017-3A, Class D, 3.58%, 05/15/2023(b)	34,207	34,492
Series 2017-3A, Class E, 5.60%, 08/15/2024(b)	195,000	201,081
Series 2017-4A, Class D, 3.47%, 07/17/2023(b)	73,583	73,996
Series 2018-3A, Class B, 3.56%, 09/15/2022(b)	139,087	139,740
Series 2018-3A, Class C, 3.79%, 07/15/2024(b)	100,000	102,042
Element Rail Leasing I LLC, Series 2014-1A, Class A1, 2.30%, 04/19/2044(b)	29,926	30,017
Ellington Financial Mortgage Trust, Series 2020-1, Class A1, 2.01%, 05/25/2065(b)(g)	103,182	104,678
Exeter Automobile Receivables Trust,
Series 2018-4A, Class B, 3.64%, 11/15/2022(b)	20,954	20,980
Series 2019-2A, Class C, 3.30%, 03/15/2024(b)	317,000	326,201
Series 2019-4A, Class D, 2.58%, 09/15/2025(b)	240,000	246,029
First Horizon Alternative Mortgage Securities Trust, Series 2005-FA8, Class 1A6, 0.80% (1 mo. USD LIBOR + 0.65%), 11/25/2035(e)	87,476	41,646
Flagship Credit Auto Trust, Series 2016-1, Class C, 6.22%, 06/15/2022(b)	191,745	194,036
Principal Amount		Value

Ford Credit Floorplan Master Owner Trust, Series 2019-3, Class A2, 0.75% (1 mo. USD LIBOR + 0.60%), 09/15/2024(e)	$560,000	$563,135
FREMF Mortgage Trust,
Series 2013-K25, Class C, 3.74%, 11/25/2045(b)(g)	90,000	93,459
Series 2013-K26, Class C, 3.72%, 12/25/2045(b)(g)	60,000	62,373
Series 2013-K27, Class C, 3.62%, 01/25/2046(b)(g)	95,000	98,835
Series 2013-K28, Class C, 3.61%, 06/25/2046(b)(g)	285,000	297,638
Series 2014-K715, Class C, 4.29%, 02/25/2046(b)(g)	190,000	190,764
GLS Auto Receivables Trust, Series 2018-1A, Class A, 2.82%, 07/15/2022(b)	27,579	27,643
GM Financial Automobile Leasing Trust, Series 2018-2, Class C, 3.50%, 04/20/2022	135,000	135,548
GS Mortgage Securities Trust,
Series 2012-GC6, Class A3, 3.48%, 01/10/2045	59,774	61,020
Series 2013-GC16, Class AS, 4.65%, 11/10/2046	45,000	49,306
Series 2013-GCJ12, Class AAB, 2.68%, 06/10/2046	17,812	18,135
Series 2014-GC18, Class AAB, 3.65%, 01/10/2047	57,258	59,583
Series 2020-GC47, Class A5, 2.38%, 05/12/2053	245,000	263,576
GSR Mortgage Loan Trust, Series 2005-AR, Class 6A1, 3.34%, 07/25/2035(g)	26,236	26,463
HomeBanc Mortgage Trust, Series 2005-3, Class A2, 0.46% (1 mo. USD LIBOR + 0.31%), 07/25/2035(e)	5,644	5,668
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2013-C10, Class AS, 3.37%, 12/15/2047	315,000	329,191
Series 2013-C16, Class AS, 4.52%, 12/15/2046	300,000	326,810
Series 2013-LC11, Class AS, 3.22%, 04/15/2046	40,000	41,624
Series 2014-C20, Class AS, 4.04%, 07/15/2047	220,000	238,105
Series 2016-JP3, Class A2, 2.43%, 08/15/2049	129,433	131,021
JP Morgan Mortgage Trust,
Series 2007-A1, Class 5A1, 3.60%, 07/25/2035(g)	31,973	31,420
Series 2018-8, Class A17, 4.00%, 01/25/2049(b)(g)	31,676	31,854
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C24, Class B, 4.12%, 11/15/2047(g)	245,000	251,957
Series 2014-C25, Class AS, 4.07%, 11/15/2047	200,000	219,873
Series 2015-C27, Class XA, 1.31%, 02/15/2048(g)	2,119,747	90,204
See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer V.I. Total Return Bond Fund

Principal Amount		Value

LB Commercial Conduit Mortgage Trust, Series 1998-C1, Class IO, 1.11%, 02/18/2030	$43,884	$1
Lehman Structured Securities Corp., Series 2002-GE1, Class A, 0.00%, 07/26/2024(b)(g)	17,344	11,187
MASTR Asset Backed Securities Trust, Series 2006-WMC3, Class A3, 0.25% (1 mo. USD LIBOR + 0.10%), 08/25/2036(e)	42,701	19,999
Morgan Stanley BAML Trust,
Series 2013-C9, Class AS, 3.46%, 05/15/2046	225,000	235,181
Series 2014-C19, Class AS, 3.83%, 12/15/2047	595,000	648,348
Morgan Stanley Capital I Trust,
Series 2011-C2, Class A4, 4.66%, 06/15/2044(b)	68,896	70,632
Series 2017-HR2, Class XA, 0.93%, 12/15/2050(g)	676,410	31,016
Morgan Stanley ReRemic Trust, Series 2012-R3, Class 1B, 3.23%, 11/26/2036(b)(g)	330,544	311,588
Mortgage-Linked Amortizing Notes, Series 2012-1, Class A10, 2.06%, 01/15/2022	161,035	164,281
Neuberger Berman Loan Advisers CLO 24 Ltd., Series 2017-24A, Class AR, 1.29% (3 mo. USD LIBOR + 1.02%), 04/19/2030(b)(e)	293,000	290,729
OHA Loan Funding Ltd., Series 2016-1A, Class AR, 1.53% (3 mo. USD LIBOR + 1.26%), 01/20/2033(b)(e)	287,936	286,438
Prestige Auto Receivables Trust, Series 2019-1A, Class C, 2.70%, 10/15/2024(b)	115,000	117,841
Progress Residential Trust, Series 2020-SFR1, Class A, 1.73%, 04/17/2037(b)	395,000	400,428
RALI Trust, Series 2006-QS13, Class 1A8, 6.00%, 09/25/2036	463	431
RBSSP Resecuritization Trust, Series 2010-1, Class 2A1, 3.00%, 07/26/2045(b)(g)	2,234	2,255
Residential Accredit Loans, Inc. Trust, Series 2007-QS6, Class A28, 5.75%, 04/25/2037	5,667	5,438
Residential Mortgage Loan Trust, Series 2020-1, Class A1, 2.38%, 02/25/2024(b)(g)	139,373	141,775
Principal Amount		Value

Santander Drive Auto Receivables Trust,
Series 2017-1, Class E, 5.05%, 07/15/2024(b)	$355,000	$364,994
Series 2017-2, Class D, 3.49%, 07/17/2023	66,321	67,376
Series 2017-3, Class D, 3.20%, 11/15/2023	280,000	286,480
Series 2018-1, Class D, 3.32%, 03/15/2024	100,000	102,527
Series 2018-2, Class D, 3.88%, 02/15/2024	165,000	170,908
Series 2018-5, Class C, 3.81%, 12/16/2024	215,000	218,378
Series 2019-2, Class D, 3.22%, 07/15/2025	195,000	201,597
Series 2019-3, Class D, 2.68%, 10/15/2025	165,000	169,906
Santander Retail Auto Lease Trust,
Series 2019-A, Class C, 3.30%, 05/22/2023(b)	315,000	324,434
Series 2019-B, Class C, 2.77%, 08/21/2023(b)	115,000	118,375
Series 2019-C, Class C, 2.39%, 11/20/2023(b)	210,000	214,169
Starwood Mortgage Residential Trust, Series 2020-1, Class A1, 2.28%, 02/25/2050(b)(g)	189,180	192,849
Symphony CLO XXII Ltd., Series 2020-22A, Class A1A, 2.60% (3 mo. USD LIBOR + 1.29%), 04/18/2033(b)(e)	250,000	249,053
TICP CLO XV Ltd., Series 2020-15A, Class A, 2.92% (3 mo. USD LIBOR + 1.28%), 04/20/2033(b)(e)	271,000	270,312
UBS Commercial Mortgage Trust, Series 2017-C5, Class XA, 1.15%, 11/15/2050(g)	1,233,871	61,950
United Auto Credit Securitization Trust, Series 2019-1, Class C, 3.16%, 08/12/2024(b)	150,000	151,453
Verus Securitization Trust,
Series 2020-1, Class A1, 2.42%, 01/25/2060(b)(f)(g)	404,882	413,942
Series 2020-1, Class A2, 2.64%, 01/25/2060(b)(f)(g)	99,729	101,874
Series 2020-INV1, Class A1, 1.98%, 03/25/2060(b)(g)	94,530	95,802
WaMu Mortgage Pass-Through Ctfs. Trust,
Series 2003-AR10, Class A7, 3.61%, 10/25/2033(g)	38,208	37,958
Series 2005-AR14, Class 1A4, 3.68%, 12/25/2035(g)	82,730	81,616
Series 2005-AR16, Class 1A1, 3.72%, 12/25/2035(g)	38,486	37,719
Wells Fargo Commercial Mortgage Trust,
Series 2015-NXS1, Class ASB, 2.93%, 05/15/2048	265,944	275,506
Series 2017-C42, Class XA, 1.03%, 12/15/2050(g)	888,416	47,283
See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer V.I. Total Return Bond Fund

Principal Amount		Value

Westlake Automobile Receivables Trust,
Series 2017-2A, Class E, 4.63%, 07/15/2024(b)	$305,000	$308,902
Series 2018-1A, Class D, 3.41%, 05/15/2023(b)	160,000	161,540
Series 2018-3A, Class B, 3.32%, 10/16/2023(b)	151,905	152,339
Series 2019-3A, Class C, 2.49%, 10/15/2024(b)	260,000	265,833
WFRBS Commercial Mortgage Trust,
Series 2013-C14, Class AS, 3.49%, 06/15/2046	150,000	157,319
Series 2014-C20, Class AS, 4.18%, 05/15/2047	130,000	141,467
Series 2014-LC14, Class AS, 4.35%, 03/15/2047(g)	145,000	158,553
World Financial Network Credit Card Master Trust,
Series 2018-A, Class A, 3.07%, 12/16/2024	495,000	499,666
Series 2018-B, Class A, 3.46%, 07/15/2025	230,000	236,325
Series 2018-C, Class A, 3.55%, 08/15/2025	470,000	484,245
Series 2019-A, Class A, 3.14%, 12/15/2025	75,000	77,511
Series 2019-B, Class A, 2.49%, 04/15/2026	270,000	278,462
Series 2019-C, Class A, 2.21%, 07/15/2026	235,000	241,695
Total Asset-Backed Securities (Cost $25,255,452)		25,211,050
U.S. Government Sponsored Agency Mortgage-Backed Securities–18.99%
Collateralized Mortgage Obligations–2.01%
Fannie Mae Interest STRIPS,
IO, 7.50%, 05/25/2023 to 11/25/2029(h)	72,918	7,969
7.00%, 06/25/2023 to 04/25/2032(h)	158,780	25,891
6.50%, 04/25/2029 to 02/25/2033(h)	350,548	74,073
6.00%, 02/25/2033 to 03/25/2036(h)	282,884	55,486
5.50%, 09/25/2033 to 06/25/2035(h)	421,766	76,889
Principal Amount		Value
Collateralized Mortgage Obligations–(continued)
Fannie Mae REMICs,
3.00%, 12/25/2020 to 11/25/2027	$116,720	$6,846
5.50%, 04/25/2023 to 07/25/2046	190,600	122,812
6.50%, 06/25/2023 to 10/25/2031	141,042	157,699
4.00%, 08/25/2026 to 08/25/2047	273,567	16,933
6.00%, 11/25/2028 to 12/25/2031	95,487	110,115
0.40% (1 mo. USD LIBOR + 0.25%), 08/25/2035(e)	1,123	1,124
24.02% (24.57% - (3.67 x 1 mo. USD LIBOR)), 03/25/2036(e)	46,777	78,714
23.66% (24.20% - (3.67 x 1 mo. USD LIBOR)), 06/25/2036(e)	35,890	61,558
23.66% (24.20% - (3.67 x 1 mo. USD LIBOR)), 06/25/2036(e)	28,414	46,813
1.09% (1 mo. USD LIBOR + 0.94%), 06/25/2037(e)	16,609	17,035
1.50%, 01/25/2040	101,496	102,268
PO, 0.00%, 09/25/2023(i)	17,920	17,651
IO, 6.55%, 02/25/2024 to 05/25/2035(e)(h)	146,333	28,122
6.95% (7.10% - 1 mo. USD LIBOR), 11/25/2030(e)(h)	57,230	10,551
7.75%, 11/18/2031 to 12/18/2031(e)(h)	3,792	824
7.75%, 11/25/2031(e)(h)	74,065	15,007
7.10% (1 mo. USD LIBOR + 7.25%), 01/25/2032(e)(h)	4,132	860
7.80% (1 mo. USD LIBOR + 7.95%), 01/25/2032(e)(h)	19,645	4,167
7.85%, 03/18/2032 to 12/18/2032(e)(h)	7,138	1,664
7.95%, 03/25/2032 to 04/25/2032(e)(h)	5,840	1,374
6.85%, 04/25/2032 to 09/25/2032(e)(h)	18,467	3,607
7.65% (7.80% - 1 mo. USD LIBOR), 04/25/2032(e)(h)	658	145
7.85%, 04/25/2032 to 12/25/2032(e)(h)	290,330	65,555
7.95%, 12/18/2032(e)(h)	29,934	5,271
8.10%, 02/25/2033 to 05/25/2033(e)(h)	110,920	26,560
7.00%, 04/25/2033(h)	3,118	699
5.90%, 03/25/2035 to 07/25/2038(e)(h)	52,346	9,914
6.60%, 03/25/2035 to 05/25/2035(e)(h)	21,445	3,650
6.45% (1 mo. USD LIBOR + 6.60%), 05/25/2035(e)(h)	38,974	6,571
3.50%, 08/25/2035(h)	322,417	39,113
5.95% (1 mo. USD LIBOR + 6.10%), 10/25/2035(e)(h)	111,554	22,273
6.40% (6.55% - 1 mo. USD LIBOR), 10/25/2041(e)(h)	36,294	7,583
6.00% (6.15% - 1 mo. USD LIBOR), 12/25/2042(e)(h)	97,664	19,533
See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer V.I. Total Return Bond Fund

Principal Amount		Value
Collateralized Mortgage Obligations–(continued)
5.00% (5.90% - 1 mo. USD LIBOR), 09/25/2047(e)(h)	$692,659	$92,974
Freddie Mac Multifamily Structured Pass-Through Ctfs.,
Series KC02, Class X1, 0.50%, 03/25/2024(g)	4,556,992	53,619
Series KC03, Class X1, 0.63%, 11/25/2024(g)	2,753,845	48,487
Series K734, Class X1, 0.79%, 02/25/2026(g)	2,047,243	61,736
Series K735, Class X1, 1.10%, 05/25/2026(g)	2,047,730	98,466
Series K093, Class X1, 1.09%, 05/25/2029(g)	1,691,211	120,558
Freddie Mac REMICs,
1.50%, 07/15/2023	23,597	23,798
6.75%, 02/15/2024	3,321	3,537
6.50%, 02/15/2028 to 06/15/2032	399,814	456,366
8.00%, 03/15/2030	668	807
1.15% (1 mo. USD LIBOR + 1.00%), 02/15/2032(e)	780	797
3.50%, 05/15/2032	14,437	15,515
24.19% (24.75% - (3.67 x 1 mo. USD LIBOR)), 08/15/2035(e)	8,063	13,541
0.55% (1 mo. USD LIBOR + 0.40%), 09/15/2035(e)	1,312	1,321
4.00%, 04/15/2040 to 03/15/2045	127,889	12,514
IO, 7.50%, 07/15/2026 to 03/15/2029(e)(h)	97,949	13,940
3.00%, 06/15/2027 to 05/15/2040(h)	390,193	25,018
2.50%, 05/15/2028(h)	74,779	4,081
8.55%, 07/17/2028(e)(h)	1,108	111
7.95% (8.10% - 1 mo. USD LIBOR), 06/15/2029(e)(h)	1,328	262
6.55% (6.70% - 1 mo. USD LIBOR), 01/15/2035(e)(h)	279,989	53,961
6.60% (6.75% - 1 mo. USD LIBOR), 02/15/2035(e)(h)	34,039	6,611
6.57% (6.72% - 1 mo. USD LIBOR), 05/15/2035(e)(h)	38,356	6,452
6.00% (6.15% - 1 mo. USD LIBOR), 07/15/2035(e)(h)	11,830	1,717
6.85% (7.00% - 1 mo. USD LIBOR), 12/15/2037(e)(h)	6,224	1,473
5.85% (1 mo. USD LIBOR + 6.00%), 04/15/2038(e)(h)	4,789	877
5.92% (6.07% - 1 mo. USD LIBOR), 05/15/2038(e)(h)	195,343	40,486
6.10% (1 mo. USD LIBOR + 6.25%), 12/15/2039(e)(h)	45,434	8,950
5.95% (6.10% - 1 mo. USD LIBOR), 01/15/2044(e)(h)	107,733	16,237
Principal Amount		Value
Collateralized Mortgage Obligations–(continued)
Freddie Mac STRIPS,
PO, 0.00%, 06/01/2026(i)	$13,017	$12,646
IO, 3.00%, 12/15/2027(h)	167,276	11,059
3.27%, 12/15/2027(h)	44,043	2,374
7.00%, 09/01/2029(h)	2,794	509
7.50%, 12/15/2029(h)	52,250	10,163
6.00%, 12/15/2032(h)	31,780	5,251
		2,479,133
Federal Home Loan Mortgage Corp. (FHLMC)–0.38%
9.00%, 08/01/2022 to 05/01/2025	1,929	2,099
6.00%, 10/01/2022 to 10/01/2029	139,501	157,025
6.50%, 07/01/2028 to 04/01/2034	66,258	75,503
7.00%, 10/01/2031 to 10/01/2037	58,043	67,262
5.00%, 12/01/2034	2,672	3,009
5.50%, 09/01/2039	147,691	170,433
		475,331
Federal National Mortgage Association (FNMA)–11.63%
5.00%, 03/01/2021 to 07/01/2022	229	240
7.00%, 01/01/2030 to 12/01/2032	9,466	11,052
8.50%, 07/01/2032	2,167	2,175
7.50%, 01/01/2033	2,063	2,441
6.50%, 01/01/2034	4,133	4,689
5.50%, 02/01/2035 to 05/01/2036	70,241	82,841
TBA,
3.00%, 10/01/2035 to 10/01/2050(j)	8,145,000	8,535,097
3.50%, 10/01/2050(j)	5,435,000	5,730,316
		14,368,851
Government National Mortgage Association (GNMA)–3.74%
7.00%, 12/15/2023 to 03/15/2026	1,898	2,017
IO,
7.35% (7.50% - 1 mo. USD LIBOR), 02/16/2032(e)(h)	69,865	228
6.40% (6.55% - 1 mo. USD LIBOR), 04/16/2037(e)(h)	39,847	8,308
6.50% (6.65% - 1 mo. USD LIBOR), 04/16/2041(e)(h)	255,212	46,124
4.50%, 09/16/2047(h)	223,129	33,414
6.05% (6.20% - 1 mo. USD LIBOR), 10/16/2047(e)(h)	243,836	44,212
TBA, 3.50%, 10/01/2050(j)	4,265,000	4,492,744
		4,627,047
Uniform Mortgage-Backed Securities–1.23%
TBA, 2.00%, 10/01/2035(j)	1,465,000	1,522,341
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $24,213,733)		23,472,703
See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer V.I. Total Return Bond Fund

Principal Amount		Value
U.S. Treasury Securities–9.10%
U.S. Treasury Bonds–1.35%
1.13%, 08/15/2040	$838,400	$822,877
1.25%, 05/15/2050	892,700	846,182
		1,669,059
U.S. Treasury Notes–7.75%
0.13%, 09/30/2022	96,500	96,492
0.13%, 09/15/2023	1,375,900	1,374,664
0.25%, 09/30/2025	2,931,000	2,927,222
0.38%, 09/30/2027	803,600	798,263
0.63%, 08/15/2030	4,405,000	4,379,878
		9,576,519
Total U.S. Treasury Securities (Cost $11,269,854)		11,245,578

Agency Credit Risk Transfer Notes–0.96%
Fannie Mae Connecticut Avenue Securities
Series 2014-C04, Class 2M2, 5.15% (1 mo. USD LIBOR + 5.00%), 11/25/2024(e)	179,470	184,075
Series 2016-C02, Class 1M2, 6.15% (1 mo. USD LIBOR + 6.00%), 09/25/2028(e)	164,450	174,618
Freddie Mac
Series 2014-DN1, Class M2, STACR®, 2.35% (1 mo. USD LIBOR + 2.20%), 02/25/2024(e)	6,494	6,502
Series 2014-DN3, Class M3, STACR®, 4.15% (1 mo. USD LIBOR + 4.00%), 08/25/2024(e)	116,362	119,067
Series 2014-HQ2, Class M3, STACR®, 3.90% (1 mo. USD LIBOR + 3.75%), 09/25/2024(e)	335,000	343,925
Series 2018-HQA1, Class M2, STACR®, 2.45% (1 mo. USD LIBOR + 2.30%), 09/25/2030(e)	87,496	86,469
Series 2018-DNA2, Class M1, STACR®, 0.95% (1 mo. USD LIBOR + 0.80%), 12/25/2030(b)(e)	42,214	42,138
Series 2018-HRP2, Class M2, STACR®, 1.40% (1 mo. USD LIBOR + 1.25%), 02/25/2047(b)(e)	143,172	139,331
Series 2018-DNA3, Class M1, STACR®, 0.90% (1 mo. USD LIBOR + 0.75%), 09/25/2048(b)(e)	165	165
Series 2018-HQA2, Class M1, STACR®, 0.90% (1 mo. USD LIBOR + 0.75%), 10/25/2048(b)(e)	27,110	27,059
Series 2019-HRP1, Class M2, STACR®, 1.55% (1 mo. USD LIBOR + 1.40%), 02/25/2049(b)(e)	59,848	55,844
Total Agency Credit Risk Transfer Notes (Cost $1,220,225)		1,179,193
Principal Amount		Value

Municipal Obligations–0.39%
Maryland (State of) Health & Higher Educational Facilities Authority (University of MD Medical System),
Series 2020 D, Ref. RB, 3.05%, 07/01/2040	$85,000	$86,933
Series 2020 D, Ref. RB, 3.20%, 07/01/2050	110,000	115,173
Texas (State of) Transportation Commission (Central Texas Turnpike System), Series 2020 C, Ref. RB, 3.03%, 08/15/2041	280,000	281,204
Total Municipal Obligations (Cost $475,000)		483,310
Shares
Money Market Funds–24.12%
Invesco Government & Agency Portfolio, Institutional Class, 0.02%(k)(l)	10,435,160	10,435,160
Invesco Liquid Assets Portfolio, Institutional Class, 0.10%(k)(l)	7,447,315	7,451,039
Invesco Treasury Portfolio, Institutional Class, 0.02%(k)(l)	11,925,897	11,925,897
Total Money Market Funds (Cost $29,812,880)		29,812,096
TOTAL INVESTMENTS IN SECURITIES–114.72% (Cost $139,704,221)		141,777,278
OTHER ASSETS LESS LIABILITIES—(14.72)%		(18,196,536)
NET ASSETS–100.00%		$123,580,742
See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer V.I. Total Return Bond Fund

Investment Abbreviations:
CLO	– Collateralized Loan Obligation
Ctfs.	– Certificates
IO	– Interest Only
LIBOR	– London Interbank Offered Rate
PO	– Principal only
RB	– Revenue Bonds
Ref.	– Refunding
REIT	– Real Estate Investment Trust
REMICs	– Real Estate Mortgage Investment Conduits
STACR®	– Structured Agency Credit Risk
STRIPS	– Separately Traded Registered Interest and Principal Security
TBA	– To Be Announced
USD	– U.S. Dollar
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at September 30, 2020 was $25,013,482, which represented 20.24% of the Fund’s Net Assets.
(c)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(d)	Perpetual bond with no specified maturity date.
(e)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on September 30, 2020.
(f)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(g)	Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on September 30, 2020.
(h)	Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security.
(i)	Zero coupon bond issued at a discount. The interest rate shown represents the yield to maturity at issue.
(j)	Security purchased on a forward commitment basis. This security is subject to dollar roll transactions.
(k)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended September 30, 2020.

	Value December 31, 2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value September 30, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$20,606,512	$(10,171,352)	$-	$-	$10,435,160	$11,867
Invesco Liquid Assets Portfolio, Institutional Class	21,539,049	44,110,393	(58,211,459)	5,678	7,378	7,451,039	107,328
Invesco Treasury Portfolio, Institutional Class	-	23,550,300	(11,624,403)	-	-	11,925,897	2,024
Total	$21,539,049	$88,267,205	$(80,007,214)	$5,678	$7,378	$29,812,096	$121,219

(l)	The rate shown is the 7-day SEC standardized yield as of September 30, 2020.

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
U.S. Treasury 2 Year Notes	190	December-2020	$41,982,578	$24,243	$24,243
U.S. Treasury 5 Year Notes	57	December-2020	7,183,781	6,002	6,002
U.S. Treasury Ultra Bonds	44	December-2020	9,759,750	8,469	8,469
Subtotal—Long Futures Contracts				38,714	38,714
Short Futures Contracts
Interest Rate Risk
U.S. Treasury 10 Year Notes	24	December-2020	(3,348,750)	(9,614)	(9,614)
U.S. Treasury 10 Year Ultra Notes	3	December-2020	(479,765)	(1,506)	(1,506)
U.S. Treasury Long Bonds	32	December-2020	(5,641,000)	1,681	1,681
Subtotal—Short Futures Contracts				(9,439)	(9,439)
Total Futures Contracts				$29,275	$29,275
See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer V.I. Total Return Bond Fund

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer V.I. Total Return Bond Fund

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2020
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of September 30, 2020. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$—	$50,373,348	$—	$50,373,348
Asset-Backed Securities	—	25,211,050	—	25,211,050
U.S. Government Sponsored Agency Mortgage-Backed Securities	—	23,472,703	—	23,472,703
U.S. Treasury Securities	—	11,245,578	—	11,245,578
Agency Credit Risk Transfer Notes	—	1,179,193	—	1,179,193
Municipal Obligations	—	483,310	—	483,310
Money Market Funds	29,812,096	—	—	29,812,096
Total Investments in Securities	29,812,096	111,965,182	—	141,777,278
Other Investments - Assets*
Futures Contracts	40,395	—	—	40,395
Other Investments - Liabilities*
Futures Contracts	(11,120)	—	—	(11,120)
Total Other Investments	29,275	—	—	29,275
Total Investments	$29,841,371	$111,965,182	$—	$141,806,553

*	Unrealized appreciation (depreciation).
NOTE 2—Coronavirus (COVID-19) Pandemic
During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedule of Investments may materially differ from the value received upon actual sales of those investments.
The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.
Invesco Oppenheimer V.I. Total Return Bond Fund